Dreyfus Founders Growth and Income Fund

Pursuing long-term growth of capital and income through investments in growth companies

PROSPECTUS May 1, 2003

CLASS A, B, C, R AND T SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                      Dreyfus Founders Growth and Income Fund
                                       --------------------------------------
                                       Ticker Symbols      CLASS A:   FRMAX
                                                           CLASS B:   FRMEX
                                                           CLASS C:   FRMDX
                                                           CLASS R:   FRMRX
                                                           CLASS T:   FRMVX

Contents

The Fund
--------------------------------------------------------------------------------
Investment Approach                                            INSIDE COVER
Main Risks                                                                1
Past Performance                                                          2
Expenses                                                                  3
More About Investment Objective, Strategies and Risks                     4
Management                                                                6
Financial Highlights                                                      7

Your Investment
--------------------------------------------------------------------------------
Account Policies                                                         12
Distributions and Taxes                                                  17
Services for Fund Investors                                              18
Instructions for Regular Accounts                                        19
Instructions for IRAs                                                    21

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

INVESTMENT APPROACH

The fund seeks long-term growth of capital and income. To pursue this goal, the fund primarily invests in common stocks of large, well-established and mature companies of great financial strength. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products, and services. The fund normally invests at least 65% of its total assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, or the NASDAQ Composite Index and that generally pay regular dividends.

The fund may invest in non-dividend-paying companies if they offer better prospects for capital appreciation. The fund may also invest up to 30% of its total assets in foreign securities.

Founders Asset Management LLC ("Founders") manages the fund using a core approach with a growth tilt. Founders uses a consistent, "bottom-up" approach to build equity portfolios, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time.

Key concepts

The fund offers multiple classes of shares. This prospectus describes shares of Classes A, B, C, R and T. The fund's other class of shares, Class F, is offered by a separate prospectus and is generally available only to shareholders who have continuously maintained a Class F account with any Dreyfus Founders fund since December 30, 1999. All share classes of the fund invest in the same underlying portfolio of securities and have the same management team. However, because of different charges, fees and expenses, the performance of the fund's share classes will vary.

MAIN RISKS

The primary risks of investing in this fund are:

* STOCK MARKET RISK. The value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. In addition, whether or not Founders' assessment of a company's potential to increase earnings faster than the rest of the market is correct, the securities in the portfolio may not increase in value, and could decrease in value.

* INVESTMENT STYLE RISK. Market performance tends to be cyclical, and during various cycles, certain investment styles may fall in and out of favor. The market may not favor the fund's growth style of investing, and the fund's returns may vary considerably from other equity funds using different investment styles.

* SECTOR RISK. The fund may overweight or underweight certain market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

Key concepts

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market.

"BOTTOM-UP" APPROACH: choosing fund investments by analyzing the fundamentals of individual companies one at a time rather than focusing on broader market themes.

LARGE COMPANIES: generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the stock market as a whole.

DIVIDEND: a payment of stock or cash from a company's profits to its stockholders.

                                                                The Fund       1

PAST PERFORMANCE

The following information illustrates the risks of investing in the fund. The bar chart shows the fund's Class A performance from year to year. The performance figures do not reflect sales loads, and would be lower if they did. All performance figures reflect the reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results.
--------------------------------------------------------------------------------
Year-by-year total returns AS OF 12/31 EACH YEAR (%)

CLASS A SHARES
[Exhibit A]

BEST QUARTER:                    Q4 '01                         +8.66%
WORST QUARTER:                   Q3 '02                        -16.54%

The  following  table  compares  the  performance  of each  share  class  to the
performance  of  an  appropriate   broad-based   index.  These  returns  include
applicable sales loads and reflect the reinvestment of dividends and capital gain distributions. Past performance, both before and after taxes, is no guarantee of future results.
--------------------------------------------------------------------------------
Average annual total returns AS OF 12/31/02
                                                                    Since
Share class                                   1 Year              inception*
--------------------------------------------------------------------------------
CLASS A
RETURNS BEFORE TAXES                         -30.36%              -22.89%
CLASS A RETURNS AFTER TAXES
ON DISTRIBUTIONS                             -30.36%              -23.25%
CLASS A RETURNS AFTER TAXES
ON DISTRIBUTIONS AND
SALE OF FUND SHARES                          -18.64%              -17.08%
CLASS B
RETURNS BEFORE TAXES                         -29.20%              -22.38%
CLASS C
RETURNS BEFORE TAXES                         -27.33%              -22.11%
CLASS R
RETURNS BEFORE TAXES                         -26.79%              -21.14%
CLASS T
RETURNS BEFORE TAXES                         -29.67%              -22.93%

S&P 500 INDEX                                -22.10%              -14.55%


* INCEPTION DATE 12/31/99.

THE STANDARD & POOR'S (S&P) 500 INDEX IS A MARKET-VALUE WEIGHTED, UNMANAGED INDEX OF COMMON STOCKS CONSIDERED REPRESENTATIVE OF THE BROAD MARKET.

 After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's individual tax situation and may differ from those shown. The after-tax return information shown above does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)
Maximum front-end sales charge on purchases
AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50
Maximum contingent deferred sales charge (CDSC)
AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS         NONE(1)           4.00           1.00           NONE         NONE(1)
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
% OF AVERAGE DAILY NET ASSETS
Management fees                                               0.65            0.65           0.65           0.65           0.65
Rule 12b-1 fee                                                NONE            0.75           0.75           NONE           0.25
Shareholder services fee                                      0.25            0.25           0.25           NONE           0.25
Other expenses(2,3)                                           0.40            0.34           0.46           1.98           0.48
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(3)                       1.30            1.99           2.11           2.63           1.63

(1) SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

(2) THESE EXPENSES INCLUDE CUSTODIAN, TRANSFER AGENCY AND (3) ACCOUNTING AGENT FEES, AND OTHER CUSTOMARY FUND EXPENSES.

(3) RESTATED TO REFLECT CURRENT ACCOUNTING AND STATE REGISTRATION FEES.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------
CLASS A                                        $700                $963                 $1,247               $2,053
CLASS B
WITH REDEMPTION                                $602                $924                 $1,273               $1,976*
WITHOUT REDEMPTION                             $202                $624                 $1,073               $1,976*
CLASS C
WITH REDEMPTION                                $314                $661                 $1,134               $2,441
WITHOUT REDEMPTION                             $214                $661                 $1,134               $2,441
CLASS R                                        $266                $817                 $1,395               $2,964
CLASS T                                        $608                $941                 $1,297               $2,296

* ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

Key concepts

MANAGEMENT FEE: the fee paid to Founders for managing the fund's portfolio and assisting in other aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C, and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: the fee paid to the fund's distributor for providing shareholder services.

CONTINGENT DEFERRED SALES CHARGE (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

                                                                     The Fund  3

MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

This section discusses other investment strategies used by the fund and provides in more detail the risks associated with those strategies. The Statement of Additional Information contains more detailed information about the fund's investment policies and risks.

Other portfolio investments and strategies

ADRS.  The  fund  may  invest  in  American  Depositary  Receipts  and  American
Depositary Shares (collectively, "ADRs") as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

DERIVATIVE INSTRUMENTS. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund's portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund's investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund's portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund's foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

SECURITIES OF OTHER INVESTMENT COMPANIES. The fund may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940 (IC Act). The fund's purchase of securities of other investment companies may result in the payment of additional management and distribution fees.

The fund may invest in shares of money market funds managed by Founders or its affiliates in excess of the limitations of the IC Act under the terms of an SEC exemptive order.

TEMPORARY DEFENSIVE INVESTMENTS. In times of unstable or adverse market or economic conditions, up to 100% of the fund's assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The fund also could hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities, or to meet anticipated redemptions of fund shares. To the extent the fund invests defensively in these securities, it might not achieve its investment objective.

PORTFOLIO TURNOVER. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund's portfolio turnover rates for prior years are included in the "Financial Highlights" section of this prospectus. The fund's current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund's investments are subject to changes in their value from a number of factors.

* COMPANY RISK. The stocks in the fund's portfolio may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

*    OPPORTUNITY  RISK.  There  is the  risk  of  missing  out on an  investment
     opportunity   because  the  assets  necessary  to  take  advantage  of  the opportunity are held in other investments.

                                                                     The Fund  5

MANAGEMENT

Founders serves as investment adviser to the fund and is responsible for selecting the fund's investments and handling its day-to-day business. Founders' corporate offices are located at 2930 East Third Avenue, Denver, Colorado 80206

Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Founders Funds, Inc. (the "company"), as well as investment adviser or sub-adviser to a number of other investment companies and private accounts. Founders is the growth specialist affiliate of The Dreyfus Corporation, a leading mutual fund complex with approximately $183 billion in over 200 mutual fund portfolios as of December 31, 2002. Founders and Dreyfus are investment subsidiaries of Mellon Financial Corporation, a global financial services company with approximately $2.9 trillion of assets under management, administration or custody, including approximately $581 billion under management as of December 31, 2002. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

In addition to managing the fund's investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund's management fee for the fiscal year ended December 31, 2002 was 0.65% of the fund's average daily net assets.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of members of the investment department, including portfolio managers, research analysts, and portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

John B. Jares, vice president of investments and chartered financial analyst, joined Founders in November 2001 and has been the fund's portfolio manager since that time. Before joining Founders, Mr. Jares was a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

Founders has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Founders employees does not disadvantage any Founders-managed fund. Founders portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be held in the fund(s) they advise.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the three years ended December 31, 2002. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information has been independently audited by PricewaterhouseCoopers LLP, whose report and the fund's financial statements are included in the fund's 2002 annual report, which is available upon request.

                                                                                                       YEAR ENDED DECEMBER 31,
 CLASS A                                                                                           2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                            4.66        5.73         7.61
 Income from investment operations:       Net investment income (loss)(1)                        (0.02)      (0.07)         0.00
                                          Net (losses) on securities
                                          (both realized and unrealized)                         (1.20)      (1.00)       (1.45)
 Total from investment operations                                                                (1.22)      (1.07)       (1.45)
 Less distributions:                      From net investment income                               0.00        0.00         0.00
                                          From net realized gains(2)                               0.00        0.00       (0.43)
 Total distributions                                                                               0.00        0.00       (0.43)
 Net asset value -- end of period                                                                  3.44        4.66         5.73
 Total Return (%)(3)                                                                            (26.18)     (18.65)      (19.04)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(4)                                                             1.87        2.98         1.01
 Gross expenses to average net assets(4)                                                           1.87        2.98         1.06
 Net investment (loss) to average net assets                                                     (0.67)      (1.82)       (0.03)
 Portfolio turnover rate(5)                                                                         152         144          165
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                            378         442          318

(1) NET INVESTMENT INCOME (LOSS) FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(3) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(3) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS
AND CUSTODIAL AND TRANSFER AGENT
CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(5) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  7

                                                                                                     YEAR ENDED DECEMBER 31,
 CLASS B                                                                                         2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                            4.61        5.65         7.61
 Income from investment operations:       Net investment (loss)                                  (0.05)      (0.04)       (0.02)
                                          Net (losses) on securities
                                          (both realized and unrealized)                         (1.16)      (1.00)       (1.51)
 Total from investment operations                                                                (1.21)      (1.04)       (1.53)
 Less distributions:                      From net investment income                               0.00        0.00        0.00(
                                          From net realized gains(1)                               0.00        0.00       (0.43)
 Total distributions                                                                               0.00        0.00       (0.43)
 Net asset value -- end of period                                                                  3.40        4.61         5.65
 Total Return (%)(2)                                                                            (26.25)     (18.38)      (20.09)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(3)                                                             2.14        2.19         1.76
 Gross expenses to average net assets(3)                                                           2.14        2.20         1.80
 Net investment (loss) to average net assets                                                     (0.95)      (1.03)       (0.88)
 Portfolio turnover rate(4)                                                                         152         144          165
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                          1,013       1,599        1,170

(1) DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS
AND CUSTODIAL AND TRANSFER AGENT
CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(4) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                      YEAR ENDED DECEMBER 31,
 CLASS C                                                                                           2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                            4.55        5.66         7.61
 Income from investment operations:       Net investment (loss)                                  (0.07)      (0.13)       (0.01)
                                          Net (losses) on securities
                                          (both realized and unrealized)                         (1.14)      (0.98)       (1.51)
 Total from investment operations                                                                (1.21)      (1.11)       (1.52)
 Less distributions:                      From net investment income                               0.00        0.00         0.00
                                          From net realized gains(1)                               0.00        0.00       (0.43)
 Total distributions                                                                               0.00        0.00       (0.43)
 Net asset value -- end of period                                                                  3.34        4.55         5.66
 Total Return (%)(2)                                                                            (26.59)     (19.58)      (19.96)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(3,4)                                                           2.76        3.16         1.75
 Gross expenses to average net assets(3,4)                                                         2.77        3.17         1.84
 Net investment (loss) to average net assets(4)                                                  (1.55)      (2.01)       (0.83)
 Portfolio turnover rate(5)                                                                        152         144          165
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                           186         270          343

(1) DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(2) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS
AND CUSTODIAL AND TRANSFER AGENT
CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(4) CERTAIN FEES WERE REIMBURSED BY THE MANAGEMENT COMPANY FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001. HAD THESE FEES NOT BEEN REIMBURSED, THE NET EXPENSE RATIOS WOULD HAVE BEEN 3.01% (2002) AND 3.55% (2001). THE GROSS EXPENSE RATIOS WOULD HAVE BEEN 3.02% (2002) AND 3.56% (2001). THE NET INVESTMENT (LOSS) RATIOS WOULD HAVE BEEN (1.80%) (2002) AND (2.40%) (2001).

(5) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     The Fund  9

                                                                                                        YEAR ENDED DECEMBER 31,
 CLASS R                                                                                           2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                            4.74        5.74         7.61
 Income from investment operations:       Net investment income (loss)(1)                        (0.08)      (0.01)         0.00
                                          Net (losses) on securities
                                          (both realized and unrealized)                         (1.19)      (0.99)       (1.44)
 Total from investment operations                                                                (1.27)      (1.00)       (1.44)
 Less distributions:                      From net investment income                               0.00        0.00        0.00(
                                          From net realized gains(2)                               0.00        0.00       (0.43)
 Total distributions                                                                               0.00        0.00       (0.43)
 Net asset value -- end of period                                                                  3.47        4.74         5.74
 Total Return (%)                                                                               (26.79)     (17.39)      (18.91)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(3,4)                                                           2.95        2.72         0.76
 Gross expenses to average net assets(3,4)                                                         2.95        2.73         0.79
 Net investment income (loss) to average net assets(4)                                           (1.78)      (1.68)         0.01
 Portfolio turnover rate(5)                                                                       152         144          165
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                           57          51            1

(1) NET INVESTMENT INCOME (LOSS) FOR THE YEAR ENDED DECEMBER 31, 2000 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(3) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(4) CERTAIN FEES WERE REIMBURSED BY THE MANAGEMENT COMPANY FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001. HAD THESE FEES NOT BEEN REIMBURSED, THE NET EXPENSE RATIOS WOULD HAVE BEEN 4.68% (2002) AND 82.22% (2001). THE GROSS EXPENSE RATIOS WOULD HAVE BEEN 4.68% (2002) AND 82.23% (2001). THE NET INVESTMENT (LOSS) RATIOS WOULD HAVE BEEN (3.51%) (2002) AND (81.18%) (2001).

(5) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                        YEAR ENDED DECEMBER 31,
 CLASS T                                                                                           2002        2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($):
 Net asset value -- beginning of period                                                            4.60        5.68         7.61
 Income from investment operations:       Net investment (loss)                                  (0.30)      (0.09)       (0.01)
                                          Net (losses) on securities
                                          (both realized and unrealized)                         (0.91)      (0.99)       (1.49)
 Total from investment operations                                                                (1.21)      (1.08)       (1.50)
 Less distributions:                      From net investment income                               0.00        0.00        0.00(
                                          From net realized gains(1)                               0.00        0.00       (0.43)
 Total distributions                                                                               0.00        0.00       (0.43)
 Net asset value -- end of period                                                                  3.39        4.60         5.68
 Total Return (%)(2)                                                                            (26.30)     (18.99)      (19.69)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
 Net expenses to average net assets(3,4)                                                           2.46        3.13         1.25
 Gross expenses to average net assets(3,4)                                                         2.47        3.14         1.28
 Net investment (loss) to average net assets(4)                                                  (1.29)      (1.96)       (0.40)
 Portfolio turnover rate(5)                                                                        152         144          165
------------------------------------------------------------------------------------------------------------------------------------
 Net assets -- end of period ($ x 1,000)                                                            33         127           82

(1) DISTRIBUTIONS FROM NET REALIZED GAINS FOR THE YEAR ENDED DECEMBER 31, 2001 AGGREGATED LESS THAN $0.01 ON A PER-SHARE BASIS.

(2) SALES CHARGES ARE NOT REFLECTED IN THE TOTAL RETURN.

(3) RATIO OF NET EXPENSES TO AVERAGE NET ASSETS REFLECTS REDUCTIONS IN A FUND'S EXPENSES THROUGH THE USE OF BROKERAGE COMMISSIONS AND CUSTODIAL AND TRANSFER AGENT CREDITS. RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS IS THE TOTAL OF A FUND'S OPERATING EXPENSES BEFORE EXPENSE OFFSET ARRANGEMENTS AND EARNINGS CREDITS DIVIDED BY ITS AVERAGE NET ASSETS FOR THE STATED PERIOD.

(4) CERTAIN FEES WERE REIMBURSED BY THE MANAGEMENT COMPANY FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001. HAD THESE FEES NOT BEEN REIMBURSED, THE NET EXPENSE RATIOS WOULD HAVE BEEN 3.70% (2002) AND 6.31% (2001). THE GROSS EXPENSE RATIOS WOULD HAVE BEEN 3.71% (2002) AND 6.32% (2001). THE NET INVESTMENT (LOSS) RATIOS WOULD HAVE BEEN (2.53%) (2002) AND (5.14%) (2001).

(5) PORTFOLIO TURNOVER RATE IS A MEASURE OF PORTFOLIO ACTIVITY THAT IS CALCULATED BY DIVIDING THE LESSER OF PURCHASES OR SALES OF SECURITIES, EXCLUDING SECURITIES HAVING MATURITY DATES AT ACQUISITION OF ONE YEAR OR LESS, BY THE AVERAGE VALUE OF THE PORTFOLIO SECURITIES HELD DURING THE PERIOD, WHICH IS A ROLLING 12-MONTH PERIOD.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund  11

Your Investment

                                ACCOUNT POLICIES

THE CLASSES OF THE FUND OFFERED by this prospectus are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described herein.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some instances, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but with higher annual fees and a contingent deferred sales charge (CDSC).

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, and any other Dreyfus Founders fund or any Dreyfus Premier fund sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

IN SELECTING A CLASS, consider the following:

* CLASS A SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and/or have a longer-term investment horizon. Class A shares have no Rule 12b-1 fee.

* CLASS B SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a longer-term investment horizon. Class B shares convert automatically to Class A shares after the Class B shares are held for six years.

* CLASS C SHARES may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately, and/or have a shorter-term investment horizon.

* CLASS R SHARES are designed for eligible institutions on behalf of their clients. Individuals may not purchase these shares directly.

* CLASS T SHARES may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments, and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund, you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge or may qualify for a reduced sales charge to buy or sell shares. Consult your financial representative or refer to the SAI to see whether this may apply to you.
--------------------------------------------------------------------------------
Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                              Sales charge
                                                     deducted as a %                           as a % of your
Your investment                                      of offering price                         net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class A             Class T                Class A             Class T
------------------------------------------------------------------------------------------------------------------------------------
Up to $49,999                                        5.75%               4.50%                  6.10%               4.70%
$50,000 -- $99,999                                   4.50%               4.00%                  4.70%               4.20%
$100,000 -- $249,999                                 3.50%               3.00%                  3.60%               3.10%
$250,000 -- $499,999                                 2.50%               2.00%                  2.60%               2.00%
$500,000 -- $999,999                                 2.00%               1.50%                  2.00%               1.50%
$1 million or more*                                  0.00%               0.00%                  0.00%               0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class A shares also carry an annual shareholder services fee of 0.25% of the class's average daily net assets.

Class T shares also carry an annual Rule 12b-1 fee of 0.25% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------
CLASS B -- CHARGED WHEN YOU SELL SHARES

                                    CDSC as a % of your initial
Years since                         investment or your redemption
purchase was made                   (whichever is less)
--------------------------------------------------------------------------------
Up to 2 years                       4.00%
2 -- 4 years                        3.00%
4 -- 5 years                        2.00%
5 -- 6 years                        1.00%
More than 6 years                   Shares will automatically convert
                                    to Class A, which has no CDSC

Class B shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------
CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% and a shareholder services fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------
CLASS R -- NO SALES CHARGE, RULE 12B-1 FEE OR SHAREHOLDER SERVICES FEE

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern time) every day the NYSE is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. NAV is not calculated, and you may not conduct fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). However, the fund may conduct portfolio transactions on those days, particularly in foreign markets. Those transactions, and changes in the value of the fund's foreign securities holdings on such days, may affect the value of fund shares on days when you are not able to purchase, exchange, or redeem shares.

THE FUND USES PRICING SERVICES to determine the market value of the securities in its portfolio. If market quotations are not readily available, the fund's securities or other assets are valued at fair value as determined in good faith by the fund's board of directors, or pursuant to procedures approved by the board. These situations may include instances where an event occurs after the close of the market on which a security is traded, and it is determined that the event has materially affected the value of the security. In such instances, the valuation assigned to the security for purposes of calculating the fund's NAV may differ from the security's most recent closing market price, and from the prices for the security used by other mutual funds to calculate their NAVs. The NAV of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon the fund's investment performance.

                                                             Your Investment  13

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------
Minimum investments

                                   Initial         Additional
--------------------------------------------------------------------------------
REGULAR ACCOUNTS                   $1,000          $100; $500 FOR DREYFUS
                                                   TELETRANSFER INVESTMENTS
TRADITIONAL IRAS                   $750            NO MINIMUM
SPOUSAL IRAS                       $750            NO MINIMUM
ROTH IRAS                          $750            NO MINIMUM
EDUCATION SAVINGS                  $500            NO MINIMUM
ACCOUNTS                                           AFTER THE FIRST YEAR
AUTOMATIC                          $100            $100
INVESTMENT PLANS

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Key concepts

NET ASSET VALUE (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C, and R are offered at NAV, but Classes B and C are generally subject to higher annual operating expenses and a CDSC.

Selling shares

YOU MAY SELL (REDEEM) SHARES at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Your order will be processed promptly, and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

Limitations on selling shares by phone or online

Proceeds                    Minimum                   Maximum
sent by                     phone/online              phone/online
--------------------------------------------------------------------------------

CHECK*                      NO MINIMUM                $250,000 PER DAY

WIRE                        $1,000                    $500,000 FOR JOINT
                                                      ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY
DREYFUS                     $500                      $500,000 FOR JOINT
TELETRANSFER                                          ACCOUNTS EVERY 30 DAYS/
                                                      $20,000 PER DAY

* NOT AVAILABLE ONLINE ON ACCOUNTS WHOSE ADDRESS HAS BEEN CHANGED WITHIN THE LAST 30 DAYS.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee  or address

*  written sell orders of $100,000 or more

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

                                                             Your Investment  15

General policies

UNLESS YOU DECLINE TELESERVICE PRIVILEGES on your application, the fund's transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund's transfer agent takes reasonable measures to confirm that instructions are genuine.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Market timers

MARKET TIMING or other abusive trading practices are not permitted in the fund.

EXCESSIVE, SHORT-TERM MARKET TIMING or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, Founders and the fund's distributor reserve the right to reject any purchase order (including exchanges) from any investor believed to have a history of abusive trading or whose trading, in Founders' or the distributor's judgment, has been or may be disruptive to the fund. In making this judgment, Founders and the distributor may consider trading done in multiple accounts under common ownership or control. The fund also reserves the right to delay delivery of your redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

DISTRIBUTIONS AND TAXES

THE FUND INTENDS TO DISTRIBUTE tax-based net realized investment income and any tax-based net realized capital gains on an annual basis each December. From time to time, the fund may make distributions in addition to those described above.

EACH SHARE CLASS will generate a different distribution because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are taxable at the federal level as follows:
--------------------------------------------------------------------------------
Taxability of distributions

Type of                  Tax rate for               Tax rate for
distribution             10% or 15% bracket         27% bracket or above
--------------------------------------------------------------------------------

INCOME                   ORDINARY                   ORDINARY
DIVIDENDS                INCOME RATE                INCOME RATE

SHORT-TERM               ORDINARY                   ORDINARY
CAPITAL GAINS            INCOME RATE                INCOME RATE

LONG-TERM
CAPITAL GAINS            8%/10%                     18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate applies to shares held more than five years and, for the 27% or above tax bracket, purchased after December 31, 2000.

                                                             Your Investment  17

SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or it may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------
For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET  BUILDER((reg.tm))        from a designated bank account.

DREYFUS PAYROLL                 For making  automatic  investments
SAVINGS PLAN                    through payroll deduction.

DREYFUS  GOVERNMENT             For making  automatic  investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting
SWEEP                           the dividends and distributions
                                from the fund into another Dreyfus Founders fund
                                or  Dreyfus  Premier  fund  (not  available  for
                                IRAs).
--------------------------------------------------------------------------------
For exchanging shares

DREYFUS                         For making regular exchanges
AUTO-EXCHANGE                   from the fund into another
PRIVILEGE                       Dreyfus Founders fund or
                                Dreyfus Premier fund.
--------------------------------------------------------------------------------
For selling shares

DREYFUS  AUTOMATIC              For making  regular  withdrawals
WITHDRAWAL  PLAN                from most funds.

                                There will be no CDSC on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Founders fund or Dreyfus Premier fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus TeleTransfer privilege

TO MOVE MONEY between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, you can reinvest up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND SHAREHOLDER automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

Brokerage allocation

Subject to the policy of seeking the best execution of orders at the most favorable prices, sales of fund shares may be considered as a factor in the selection of brokerage firms to execute fund portfolio transactions. The SAI further explains the selection of brokerage firms.

INSTRUCTIONS FOR REGULAR ACCOUNTS
--------------------------------------------------------------------------
                       TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                         ACCOUNT           ACCOUNT
--------------------------------------------------------------------------
IN WRITING          Complete the      Fill out an       Write a letter
                    application.      investment slip,  of instruction
[Graphic: Pen]      Mail your         and write your    that includes:
                    application and   account number    o     your
                    a check to:       on your check.       name(s) and
                    Dreyfus Founders  Mail the slip        signature(s)
                    Funds, Inc.       and the check to: o     your
                    Growth and        Dreyfus Founders     account number
                    Income Fund       Funds, Inc.       Growth and
                    P.O. Box 9268     Growth and           Income Fund
                    Boston, MA        Income Fund       o     the dollar
                    02205-8502        P.O. Box 9268        amount you
                    Attn:             Boston, MA           want to sell
                    Institutional     02205-8502        o     the share
                    Processing        Attn:                class
                                      Institutional     o     how and
                                      Processing           where to send
                                                           the proceeds Obtain a
                                                        signature  guarantee  or
                                                        other documentation,  if
                                                        required  (see  "Account
                                                        Policies    -    Selling
                                                        Shares").

                                                        Mail your
                                                        request to:
                                                        Dreyfus Founders
                                                        Funds, Inc.
                                                        P.O. Box 9268
                                                        Boston, MA
                                                        02205-8502
                                                        Attn:
                                                        Institutional
                                                        Processing
--------------------------------------------------------------------------
BY TELEPHONE        o     WIRE.       o     WIRE.       WIRE.  Call us
                       Have your         Have your      or your
[Graphic:              bank send         bank send      financial
Telephone]             your              your           representative
                       investment to     investment to  to request your
                       Boston Safe       Boston Safe    transaction.  Be
                       Deposit  &        Deposit  &     sure the fund
                       Trust Co.,        Trust Co.,     has your bank
                       with these        with these     account
                       instructions:     instructions:  information on
                    o     ABA         o     ABA         file.  Proceeds
                       #011001234        #011001234     will be wired to
                    o     DDA #046485 o     DDA         your bank.
                    o     EEC code       #046485
                       5650           o     EEC code    DREYFUS
                    o     Growth and     5650           TELETRANSFER.
                       Income Fund    o     Growth and  Call us or your
                    o     the share      Income Fund    financial
                       class          o     the share   representative
                    o     your           class          to request your
                       Social         o     your        transaction.  Be
                       Security or       account number sure the fund
                       tax ID number  o     name(s) of  has your bank
                    o     name(s) of     investor(s)    account
                       investor(s)    o     dealer      information on
                    o     dealer         number, if     file.  Proceeds
                       number if         applicable     will be sent to
                       applicable     ELECTRONIC        your bank by
                                      CHECK. Same as    electronic check.
                    o Call us to      wire, but before
                       obtain an      your account      CHECK.  Call us
                       account        number insert     or your
                       number.        "275" for Class   financial
                       Return your    A, "276" for      representative
                       application    Class B, "277"    to request your
                       with the       for Class C,      transaction.  A
                       account        "278" for Class   check will be
                       number on the  R, or "279" for   sent to the
                       application.   Class T.          address of
                                                        record.
                                    o DREYFUS
                                  TELETRANSFER.
                                     Request
                                     Dreyfus
                                  TeleTransfer
                                     on your
                                  application.
                                   Call us to
                                  request your
                                  transaction.
--------------------------------------------------------------------------

To open an account, make subsequent investments or sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: DREYFUS FOUNDERS FUNDS, INC.

Key concepts

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire transfers from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                             Your Investment  19

--------------------------------------------------------------------------
                       TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                         ACCOUNT           ACCOUNT
--------------------------------------------------------------------------
ONLINE              -----             DREYFUS           WIRE.  Visit the
(WWW.DREYFUS.COM)                     TELETRANSFER.     Dreyfus Web site
                                      Request Dreyfus   to request your
[Graphic:  Mouse]                     TeleTransfer on   transaction.  Be
                                      your              sure the fund
                                      application.      has your bank
                                      Visit the         account
                                      Dreyfus Web site  information on
                                      to request your   file.  Proceeds
                                      transaction.      will be wired to
                                                        your bank.

                                                        DREYFUS    TELETRANSFER.
                                                        Visit  the  Dreyfus  Web
                                                        site  to  request   your
                                                        transaction. Be sure the
                                                        fund   has   your   bank
                                                        account  information  on
                                                        file.  Proceeds  will be
                                                        sent  to  your  bank  by
                                                        electronic check.

                                                        CHECK. Visit the Dreyfus
                                                        Web site to request your
                                                        transaction.   A   check
                                                        will   be  sent  to  the
                                                        address of record.
--------------------------------------------------------------------------
AUTOMATICALLY       WITH AN INITIAL   ALL SERVICES.     DREYFUS
                    INVESTMENT.       Call us or your   AUTOMATIC
[Graphic: Calendar] Indicate on your  financial         WITHDRAWAL
                    application       representative    Plan.  Call us
                    which automatic   to request a      or your
                    service(s) you    form to add any   financial
                    want.  Return     automatic         representative
                    your application  investing         to request a
                    with your         service (see      form to add the
                    investment.       "Services for     plan.  Complete
                                      Fund              the form,
                                      Investors").      specifying the
                                      Complete and      amount and
                                      return the form   frequency of
                                      along with any    withdrawals you
                                      other required    would like.
                                      materials.
                                                        Be sure to  maintain  an
                                                        account    balance    of
                                                        $5,000 or more.
--------------------------------------------------------------------------

INSTRUCTIONS FOR IRAS
--------------------------------------------------------------------------
                       TO OPEN AN       TO ADD TO AN     TO SELL SHARES
                         ACCOUNT           ACCOUNT
--------------------------------------------------------------------------
IN WRITING         Complete an IRA   Fill out an      Write a letter
                   application,      investment       of instruction
[Graphic: Pen]     making sure to    slip, and write  that includes:
                   specify the fund  your account     o     your name
                   name and to       number on your      and signature
                   indicate the      check.           o     your
                   year the          Indicate the        account number
                   contribution is   year the         o     Growth and
                   for.              contribution is     Income Fund
                   Mail your         for.             o     the dollar
                   application and   Mail the slip       amount you
                   a check to:       and the check       want to sell
                   The Dreyfus       to:              o     the share
                   Trust Company,    The Dreyfus         class
                   Custodian         Trust Company,   o     how and
                   P.O. Box 9552     Custodian           where to send
                   Boston, MA        P.O. Box 9552       the proceeds
                   02205-8568        Boston, MA       o     whether
                   Attn:             02205-8568          the
                   Institutional     Attn:               distribution
                   Processing        Institutional       is qualified
                                     Processing          or premature
                                                      o     whether
                                                         the 10% TEFRA
                                                         should be
                                                         withheld    Obtain    a
                                                      signature   guarantee   or
                                                      other  documentation,   if
                                                      required   (see   "Account
                                                      Policies     -     Selling
                                                      Shares").

                                                      Mail your
                                                      request to:
                                                      The Dreyfus
                                                      Trust Company
                                                      P.O. Box 9552
                                                      Boston, MA
                                                      02205-8568
                                                      Attn:
                                                      Institutional
                                                      Processing
------------------------------------------------------------------------
BY TELEPHONE       -----             o     WIRE.      -----
                                    Have your
[Graphic:                               bank send
Telephone]                              your
                                   investment
                                        to Boston
                                        Safe
                                        Deposit  &
                                        Trust Co.,
                                        with these
                                        instructions:
                                     o     ABA
                                        #011001234
                                     o     DDA
                                     #046485
                                     o     EEC code
                                        5650
                                     o     Growth
                                   and Income
                                        Fund
                                     o     the share
                                        class
                                     o     your
                                     account
                                     number
                                    o name(s)
                                        of
                                        investor(s) o dealer
                                   number, if
                                   applicable

                                     ELECTRONIC  CHECK. Same as wire, but before
                                     your account  number insert "275" for Class
                                     A,  "276" for  Class B,  "277" for Class C,
                                     "278" for Class R, or "279" for Class T.
--------------------------------------------------------------------------
AUTOMATICALLY      -----             ALL SERVICES.    SYSTEMATIC
                                     Call us or your  WITHDRAWAL
[Graphic:                            financial        Plan.  Call us
Calendar]                            representative   to request
                                     to request a     instructions to
                                     form to add any  establish the
                                     automatic        plan.
                                     investing
                                     service (see
                                     "Services for
                                     Fund
                                     Investors").
                                     Complete and
                                     return the form
                                     along with any
                                     other required
                                     materials.  All
                                     contributions
                                     will count as
                                     current year
                                     contributions.
------------------------------------------------------------------------

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

                                                             Your Investment  21

NOTES

[Application page 1]

[Application page 2]

NOTES

For More Information

Dreyfus Founders Growth and Income Fund

                    A series of Dreyfus Founders Funds, Inc.
---------------------------------------

SEC file number:  811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings, and contains the fund's financial statements and information from the fund's portfolio manager about market conditions, economic trends and fund strategies that significantly affected the fund's performance during the period.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference and legally considered a part of this prospectus.

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: Dreyfus Founders Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

BY E-MAIL, MAIL OR IN PERSON from the Securities and Exchange Commission (you will pay a copying fee):

E-mail the Securities and Exchange Commission at publicinfo@sec.gov

Visit or write: SEC's Public Reference Section Washington, DC 20549-0102 1-202-942-8090

Dreyfus Founders Funds are managed by Founders Asset Management LLC.

Founders and Founders Funds are registered trademarks of Founders Asset Management LLC.

(c) 2003 Dreyfus Service Corporation                                    275P0503